Dividends - Total coupons on capital securities classified as equity (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Equity [Line Items]
Dividends	[1]	£ 546	£ 968	£ 1,054
Additional Tier 1 Instrument
Disclosure Of Other Equity [Line Items]
Dividends		223	211	202
Undated Subordinated Resettable Additional Tier 1 instrument 2015
Disclosure Of Other Equity [Line Items]
Dividends		82	85	87
Undated Subordinated Resettable Additional Tier 1 instrument 2016
Disclosure Of Other Equity [Line Items]
Dividends		11	12	11
Undated Subordinated Resettable Additional Tier 1 Instrument 2018 1
Disclosure Of Other Equity [Line Items]
Dividends		38	28	28
Undated Subordinated Resettable Additional Tier 1 Instrument 2018 2
Disclosure Of Other Equity [Line Items]
Dividends		16	10	10
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 1
Disclosure Of Other Equity [Line Items]
Dividends		24	24	24
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 2
Disclosure Of Other Equity [Line Items]
Dividends		7	15	8
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 3
Disclosure Of Other Equity [Line Items]
Dividends		20	19	20
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 4
Disclosure Of Other Equity [Line Items]
Dividends		9	9	8
Undated Subordinated Resettable Additional Tier 1 instrument 2022
Disclosure Of Other Equity [Line Items]
Dividends		£ 16	£ 9	£ 6

[1]	The dividends to the parent company includes dividend on ordinary share capital £312m (2023: £750m and 2022: £850m) and coupon payments on additional tier 1 instrument £223m (2023: £211m and 2022: £202m).